NATURE AND DESCRIPTION OF THE TRUST	12 Months Ended
Dec. 31, 2024
NATURE AND DESCRIPTION OF THE TRUST
NATURE AND DESCRIPTION OF THE TRUST

1.	NATURE AND DESCRIPTION OF THE TRUST

Effective January 3, 2013, Granite Real Estate Inc. (“Granite Co.”) completed its conversion from a corporate structure to a stapled unit real estate investment trust (“REIT”) structure. All of the common shares of Granite Co. were exchanged, on a one-for-one basis, for stapled units ("stapled units"), each of which consisted of one unit of Granite Real Estate Investment Trust ("Granite REIT") and one common share of Granite REIT Inc. ("Granite GP"). Granite REIT is an unincorporated, open-ended, limited purpose trust established under and governed by the laws of the province of Ontario and created pursuant to a Declaration of Trust dated September 28, 2012 as subsequently amended and restated on October 1, 2024. Granite GP was incorporated on September 28, 2012 under the Business Corporations Act (British Columbia). Granite REIT, Granite GP and their subsidiaries carried on the business previously conducted by Granite Co.

On April 15, 2024, Granite REIT and Granite GP announced the proposal to simplify its capital structure by replacing its stapled unit structure with a conventional REIT trust unit structure (the "Arrangement"). Prior to the Arrangement, the unitholders of Granite REIT and Granite GP ("stapled unitholders") held stapled units. In the Arrangement (i) the two components of each stapled unit were uncoupled, (ii) each common share of Granite GP was automatically exchanged for a fractional Granite REIT unit and (iii) the Granite REIT units were consolidated back to the number of stapled units outstanding before the exchange occurred. On June 6, 2024, the Arrangement was approved by stapled unitholders at the Joint Annual General and Special Meetings of Stapled Unitholders. On June 10, 2024, Granite REIT and Granite GP received a final order from the Supreme Court of British Columbia approving the plan of Arrangement.

On October 1, 2024, the Arrangement was completed. As a result of and immediately following the Arrangement, each unitholder of Granite REIT ("unitholder") now holds a number of Granite REIT units ("units") equal to the number of stapled units held prior to the completion of the Arrangement, and Granite GP became a wholly-owned subsidiary of Granite REIT. The stapled units were delisted from the Toronto Stock Exchange (the "TSX") and the New York Stock Exchange (the "NYSE"), and the units trade on the TSX and the NYSE under the same ticker symbols "GRT.UN" and "GRP.U", respectively. Granite REIT and its subsidiaries (together "Granite" or the "Trust") are carrying on the business previously conducted by Granite REIT and Granite GP.

The principal office of Granite REIT is 77 King Street West, Suite 4010, P.O. Box 159, Toronto-Dominion Centre, Toronto, Ontario, M5K 1H1, Canada.
The Trust is a Canadian-based REIT engaged in the acquisition, development, ownership and management of logistics, warehouse and industrial properties in North America and Europe.